Cover	Apr. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2023
Entity File Number	333-127915
Entity Registrant Name	XCPCNL Business Services Corporation
Entity Central Index Key	0001331275
Entity Tax Identification Number	98-0464272
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4182 Clemmons Rd, Suite 289
Entity Address, City or Town	Clemmons
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27012
City Area Code	(212)
Local Phone Number	433-2728
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false